0TYPE 13F-HR
PERIOD 03/31/07
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007



Check here if Amendment   [ ]  ;    Amendment Number:
This Amendment   (Check only one.) : [  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia May 11, 2007

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$ 1,516,322MM


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None


3M CO                              Com 88579Y101     38,362   501,925 SH    Sole            431,800       70,125
ABBOTT LABORATORIES                Com 002824100      8,599   154,100 SH    Sole            132,500       21,600
ALCOA                              Com 013817101     35,693 1,052,900 SH    Sole            906,400      146,500
ALLSTATE CORPORATION               Com 020002101     49,688   827,300 SH    Sole            711,600      115,700
ALTRIA GROUP INC                   Com 02209S103     44,336   504,903 SH    Sole            445,820       59,083
AMERICAN ELECTRIC POWER            Com 025537101      8,590   176,200 SH    Sole            151,300       24,900
AMERICAN INTERNATIONAL GROUP       Com 026874107     29,372   436,950 SH    Sole            375,850       61,100
ANHEUSER BUSCH COS INC             Com 035229103      7,508   148,800 SH    Sole            129,400       19,400
AT&T INC                           Com 00206R102     68,295 1,732,048 SH    Sole          1,491,216      240,832
BAKER HUGHES INC                   Com 057224107     19,290   291,700 SH    Sole            255,000       36,700
BANK OF AMERICA CORP               Com 060505104     41,995   823,100 SH    Sole            707,800      115,300
BLACK & DECKER CORP                Com 091797100     32,179   394,250 SH    Sole            339,450       54,800
BRISTOL-MYERS SQUIBB               Com 110122108      7,814   281,500 SH    Sole            241,000       40,500
CBS CORP                           Com 124857202      7,348   240,200 SH    Sole            206,200       34,000
CHEVRON CORP                       Com 166764100     61,890   836,800 SH    Sole            720,000      116,800
CIGNA                              Com 125509109     34,174   239,550 SH    Sole            206,250       33,300
CITIGROUP INC                      Com 172967101     56,885 1,108,000 SH    Sole            953,420      154,580
COCA COLA CO                       Com 191216100      7,411   154,400 SH    Sole            132,600       21,800
CONOCOPHILLIPS                     Com 20825C104     51,488   753,300 SH    Sole            648,500      104,800
DOW CHEMICAL                       Com 260543103     44,872   978,450 SH    Sole            842,050      136,400
DUPONT                             Com 263534109     41,913   847,917 SH    Sole            731,074      116,843
ENTERGY CORP                       Com 29364G103      8,603    82,000 SH    Sole             70,500       11,500
EXELON CORP                        Com 30161N101      8,254   120,124 SH    Sole            103,024       17,100
EXXON MOBIL CORP.                  Com 30231G102     43,195   572,500 SH    Sole            492,919       79,581
GENERAL DYNAMICS CORP              Com 369550108     22,653   296,500 SH    Sole            258,500       38,000
GENERAL ELECTRIC                   Com 369604103     58,193 1,645,725 SH    Sole          1,414,350      231,375
GENERAL MTRS CORP                  Com 370442105      7,796   254,450 SH    Sole            219,850       34,600
GOLDMAN SACHS GROUP                Com 38141G104     12,635    61,150 SH    Sole             52,550        8,600
HARTFORD FINL SVCS                 Com 416515104     32,043   335,250 SH    Sole            288,350       46,900
HEINZ                              Com 423074103      7,831   166,200 SH    Sole            142,700       23,500
HONEYWELL INTL INC                 Com 438516106     23,232   504,375 SH    Sole            434,100       70,275
INTERNATIONAL BUSINESS MACHINES    Com 459200101     35,766   379,435 SH    Sole            326,475       52,960
INTERNATIONAL PAPER                Com 460146103      7,968   218,888 SH    Sole            187,888       31,000
JOHNSON & JOHNSON                  Com 478160104      6,737   111,800 SH    Sole             95,700       16,100
JPMORGAN CHASE & CO.               Com 46625H100     63,532 1,313,190 SH    Sole          1,129,798      183,392
LEHMAN BROTHERS HOLDINGS INC.      Com 524908100      4,688    66,900 SH    Sole             57,500        9,400
LIMITED BRANDS INC                 Com 532716107     48,818 1,873,300 SH    Sole          1,612,800      260,500
MCDONALDS CORP                     Com 580135101      7,627   169,300 SH    Sole            145,300       24,000
MERCK & CO. INC.                   Com 589331107     41,188   932,489 SH    Sole            802,049      130,440
MERRILL LYNCH & CO INC             Com 590188108     38,103   466,550 SH    Sole            401,250       65,300
MORGAN STANLEY                     Com 617446448     42,026   533,600 SH    Sole            459,000       74,600
PFIZER INC                         Com 717081103     69,611 2,755,770 SH    Sole          2,367,950      387,820
REGIONS FINANCIAL CORP             Com 7591EP100     36,643 1,036,000 SH    Sole            890,500      145,500
SARA LEE CORP                      Com 803111103      7,452   440,400 SH    Sole            378,100       62,300
SOUTHERN CO.                       Com 842587107      7,458   203,491 SH    Sole            174,600       28,891
TIME WARNER INC                    Com 887317105     20,278 1,028,300 SH    Sole            883,400      144,900
US BANCORP DEL                     Com 902973304     28,589   817,521 SH    Sole            700,891      116,630
VERIZON COMMUNICATIONS             Com 92343V104     75,087 1,980,130 SH    Sole          1,704,240      275,890
WACHOVIA CORP                      Com 929903102      7,179   130,400 SH    Sole            111,900       18,500
WELLS FARGO & CO                   Com 949746101     37,501 1,089,200 SH    Sole            936,200      153,000
WEYERHAEUSER CORP.                 Com 962166104      7,937   106,200 SH    Sole             91,200       15,000

                                                 1,516,322


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